Share-based compensation	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation

11. Share-based compensation

As mentioned in Note 2. Summary of significant accounting policies, to reward the efforts of employees, officers, directors, and certain consultants, and to promote the Company’s growth and development, the Board may approve, upon occasion, various share-based awards.

The Plan was originally approved on May 20, 2021 and was subsequently modified, in June 2023, to extend the final deadline for the issuance of the ordinary shares until December 31, 2035, to allow that all stock options granted during the term of the Plan could provide for an exercise period of 10 years starting from the date of grant.

At January 1, 2023, there were 540,523 granted stock options and 1,281,162 stock options remaining available for grant.

In March 2023, the Board, as administrator of the Plan, awarded non-qualified stock options (“NSOs”) on 46,400 shares to the Company’s directors. The NSOs vested monthly over a one (1) year period with a 10-year term. All NSOs were priced based on a 30-day volume weighted average formula, adjusted with the Black-Scholes method, which was determined to be $5.62 per share.

At December 31, 2023, there were 586,923 granted stock options and 1,234,772 stock options remaining available for grant.

In April 2024, NSOs on 147,783 shares expired. These options had a two (2) year term and were awarded to the Company’s former Chairman in April 2022, according to the terms of a sub-plan called the “2021-2025 Chairman Sub-Plan” (or the “Sub-Plan”) attached to the original Equity Incentive Plan 2021–2025.

At June 30, 2024, there were 439,140 stock options granted and 1,389,846 options available for grant.

The Company calculates the fair value of stock option awards granted to employees and non-employees using the Black-Scholes option-pricing method. If the Company determines that other methods are more reasonable, or other methods for calculating these assumptions are prescribed by regulators, the fair value calculated for the Company’s stock options could change significantly. Higher volatility and longer expected lives would result in an increase to share-based compensation expense to non-employees determined at the date of grant. Share-based compensation expense to non-employees affects the Company’s general and administrative expenses and research and development expenses.

The Company calculated the share compensation expense for the options granted by utilizing the Black-Scholes method with the following inputs for each of the stock grants:

●	The option’s exercise price.

●	The option’s expected term.

●	The underlying share’s current price.

●	The underlying share’s expected price volatility during the option’s expected (or in certain cases, contractual) term, or in cases where calculated value is used, the historical volatility of an appropriate industry sector index.

●	The underlying share’s expected dividends during the option’s expected (or in certain cases, contractual) term except cases, such as when dividend protection is provided; and,

●	The risk-free interest rate during the option’s expected (or in certain cases, contractual) term.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2023	540,523	€4.99	7.3	€272,480
Granted	46,400	5.30	9.17	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2023	586,923	€4.84	6.53	€67,596
Exercisable as of December 31, 2023	382,785	€5.11	5.44	€33,796
Outstanding, expected to vest as of December 31, 2023	204,138	€4.34	8.58	€33,800

Outstanding as of January 1, 2024	586,923	€4.84	6.53	€67,596
Granted	-	-	-	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	(147,783)	-	-	-
Outstanding as of June 30, 2024	439,140	€4.53	8.12	€-
Exercisable as of June 30, 2024	280,033	€4.58	8.16	€-
Outstanding, expected to vest as of June 30, 2024	159,107	€4.44	8.05	€-

The Company’s share-based compensation expense for the period ended June 30, 2024 and June 30, 2023 is represented by the following table:

	Six Months Ended June 30,
	2024	2023
Research & development expense	€37,173	€36,718
Research & development expense - related party	-	-
General & administrative expense	114,219	298,333
General & administrative expense- related party	81,376	80,381
Total	€232,768	€415,433
Unrecognized expense	€747,043	€1,471,743

For the six months ended June 30, 2024, and June 30, 2023, the Company recorded €232,768 and €415,433, respectively, as the fair value of the stock options granted. The amount of unrecognized expense at June 30, 2024 and June 30, 2023 was €747,043 and €1,471,743, respectively.

There were no options granted during the six months ended June 30, 2024. The weighted average grant date fair value of the options granted during the six months ended June 30, 2023 was €5.30 per share.

Weighted average shares

The calculation was performed by taking the number of shares outstanding during a given period and weighting them for the number of days that number of shares were outstanding. For the six months ended June 30, 2024, and June 30, 2023, there was a weighted average of 18,256,622 and 18,216,858 shares, respectively, of the Company’s ordinary shares, no par value.